EMPLOYEE BENEFITS (Schedule of Employee Benefits from Continuing Operations) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of defined benefit plans [line items]
Wages, salaries and allowances | ¥			¥ 566	¥ 565	¥ 459
Housing funds | ¥	[1]		33	40	38
Contribution to pension plans | ¥	[1]		79	104	92
Welfare and other expenses | ¥			19	6	2
Total employee benefits from continuing operations | ¥			¥ 697	¥ 715	¥ 591
USD [Member]
Disclosure of defined benefit plans [line items]
Wages, salaries and allowances | $		$ 87
Housing funds | $	[1]	5
Contribution to pension plans | $	[1]	12
Welfare and other expenses | $		3
Total employee benefits from continuing operations | $		$ 107

[1]	According to the PRC state regulations, the employees of the Group's subsidiaries which operate in Mainland China are required to participate in a central pension scheme operated by the local municipal government and government-sponsored housing funds. These subsidiaries are required to contribute a certain percentage of their payroll costs for those qualified urban employees to the central pension scheme as well as the housing funds.